Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000206016 | Tenneco8606785
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206016 | Virtusa8606899
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | ITT Holdings8606878
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | Midcap Financial Issuer Trust8606750
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Consensus Cloud Solutions8606858
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | TKC Holdings8606787
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Rain Carbon8606769
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Allied Universal Holdco8606830
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Rand Parent8606771
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Venture Global LNG8606897
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206016 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206016 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206016 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206016 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206016 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206016 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206016 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206016 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206016 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206016 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000206016 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000206016 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000206015 | Tenneco8606785
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206015 | Virtusa8606899
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | ITT Holdings8606878
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | Midcap Financial Issuer Trust8606750
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Consensus Cloud Solutions8606858
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | TKC Holdings8606787
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Rain Carbon8606769
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Allied Universal Holdco8606830
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Rand Parent8606771
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Venture Global LNG8606897
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206015 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000206015 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206015 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206015 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206015 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000206015 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206015 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000206015 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206015 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206015 | Materials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000206015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000206015 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000206017 | Catalyst Pharmaceuticals8606950
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206017 | Axsome Therapeutics8606940
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206017 | Mercury Systems8606982
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206017 | Globus Medical8606960
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206017 | ADMA Biologics8606915
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206017 | Northwest Natural Holding8606990
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | ACI Worldwide8606911
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | WNS Holdings8607033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Alkermes8606923
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Bright Horizons Family Solutions8606944
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206017 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000206017 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000206017 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000206017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206017 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206017 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206017 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206017 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000206018 | Catalyst Pharmaceuticals8606950
Holdings [Line Items]
Percent of Total Investments	1.80%
C000206018 | Axsome Therapeutics8606940
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206018 | Mercury Systems8606982
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206018 | Globus Medical8606960
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206018 | ADMA Biologics8606915
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206018 | Northwest Natural Holding8606990
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | ACI Worldwide8606911
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | WNS Holdings8607033
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Alkermes8606923
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Bright Horizons Family Solutions8606944
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206018 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000206018 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206018 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206018 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000206018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000206018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000206018 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000206018 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000206018 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.30%